Summary of number and weighted average exercise prices of deferred shares units (Details)	6 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of Options, Beginning	74,371	64,735
Number of Options, Granted - Replacement options	12,949	21,004
Number of Options, Ending	80,878	84,323
Weighted average exercise price, beginning | $ / shares	$ 20.74	$ 20.46
Weighted average exercise price, granted - Replacement options | $ / shares	$ 50.65	$ 19.00
Number of Options, Canceled/Forfeited	(6,442)	(944)
Weighted average exercise price, canceled/forfeited | $ / shares	$ 12.07	$ 19.00
Weighted average exercise price, ending | $ / shares	$ 26.22	$ 20.46
Number of Options, Exercised		(472)
Weighted average exercise price, exercised | $ / shares		$ 2.92
Deferred share unit [member]
IfrsStatementLineItems [Line Items]
Number of Options, Beginning
Beginning value
Number of Options, Granted - Replacement options	49,230
Granted - Replacement awards, value	344
Number of Options, Change in fair value of DSUs
Change in fair value of DSUs, value	(127)
Number of Options, Ending	49,230
Ending, value	217